Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Product revenue	$ 33,616,000	$ 60,551,000	$ 50,879,000
Cost of revenue	9,476,000	17,671,000	23,690,000
Gross profit	24,140,000	42,880,000	27,189,000
Operating expenses:
Research and development	26,124,000	26,610,000	26,414,000
Sales and marketing	11,861,000	10,027,000	9,049,000
General and administrative	15,993,000	10,082,000	10,045,000
Total operating expenses	53,978,000	46,719,000	45,508,000
Operating income (loss)	(29,838,000)	(3,839,000)	(18,319,000)
Financial income (expense):
Interest expense	(11,409,000)	(10,925,000)	(11,329,000)
Interest income	176,000	68,000	47,000
Impact of debt reimbursement	0	0	5,177,000
Convertible debt amendments	247,000	476,000	0
Change in fair value of convertible debt derivative	3,200,000	6,878,000	3,848,000
Foreign exchange gain (loss), net	(692,000)	1,082,000	938,000
Loss before income taxes	(38,316,000)	(6,260,000)	(19,638,000)
Income tax expense (benefit)	2,674,000	2,748,000	625,000
Loss for the year	(40,990,000)	(9,008,000)	(20,263,000)
Attributable to:
Shareholders of the parent	$ (40,990,000)	$ (9,008,000)	$ (20,263,000)
Basic earnings (loss) per share (in dollars per share)	$ (0.18)	$ (0.05)	$ (0.14)
Diluted earnings (loss) per share (in dollars per share)	$ (0.18)	$ (0.05)	$ (0.14)
Weighted average number of shares used for computing:
Basic (in shares)	225,183,996	184,587,104	146,691,784
Diluted (in shares)	225,183,996	184,587,104	146,691,784
Basic earnings (loss) per ADS (in dollars per share)	$ (0.73)	$ (0.20)	$ (0.55)
Diluted earnings (loss) per ADS (in dollars per share)	$ (0.73)	$ (0.20)	$ (0.55)
Income tax expense (benefit)
Basis per ADS (in dollars per share)	56,295,999	46,146,776	36,672,946
Diluted per ADS (in dollars per share)	56,295,999	46,146,776	36,672,946
Product
Revenue:
Product revenue	$ 8,060,000	$ 22,974,000	$ 30,410,000
License and services revenue
Revenue:
Product revenue	$ 25,556,000	$ 37,577,000	$ 20,469,000